SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Period End [Member]
Debt Instrument [Line Items]
US$ to S$ Average Rate	1.2883	1.3435	1.3516
Average Rate [Member]
Debt Instrument [Line Items]
US$ to S$ Average Rate	1.3327	1.3367	1.3455